Benefit Plans (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) plan	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, number of plans	4
U.S. Non-Union Number of Defined Contribution Plans	2
Parent Company Number of Defined Contribution Plans	1
DPL Number of Non-Union Defined Contribution Plans	1
Defined contribution plan, award vesting period	5 years
Defined contribution plan contributions | $	$ 31	$ 26	$ 21
UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, number of plans disclosure	5